UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1:  Schedule of Investments.

A copy of The Schedule of Investments for the period ended 9/30/18 is included with this Form.

■	Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2018 (Unaudited)

Shares		Value

Common Stocks — 96.5%
Consumer Discretionary — 8.0%
Distribution & Wholesale — 0.9%
40,200	LKQ Corp. *	$1,273,134
Retail — 7.1%
5,000	AutoZone, Inc. *	3,878,500
1,900	Domino's Pizza, Inc.	560,120
5,200	O'Reilly Automotive, Inc. *	1,806,064
36,400	TJX Companies, Inc. (The)	4,077,528
		10,322,212
		11,595,346
Consumer Staples — 10.2%
Agriculture — 0.3%
8,172	British American Tobacco PLC ADR	381,061
Food — 4.4%
11,000	General Mills, Inc.	472,120
32,000	Hormel Foods Corp. (1)	1,260,800
12,800	Ingredion, Inc.	1,343,488
21,500	J&J Snack Foods Corp.	3,244,135
		6,320,543
Household Products — 2.5%
61,600	Church & Dwight Co., Inc. (1)	3,657,192
Retail — 3.0%
14,000	Casey's General Stores, Inc.	1,807,540
11,000	Costco Wholesale Corp.	2,583,680
		4,391,220
		14,750,016
Financials — 0.5%
Insurance — 0.5%
5,000	Chubb, Ltd.	668,200
Healthcare — 14.4%
Biotechnology — 2.2%
14,000	Alexion Pharmaceuticals, Inc. *	1,946,140
3,500	Illumina, Inc. *	1,284,710
		3,230,850
Electronics — 3.1%
7,400	Mettler-Toledo International, Inc. *	4,506,452
Healthcare Products — 9.1%
9,553	Becton Dickinson & Co.	2,493,333
24,700	Danaher Corp.	2,683,902
10,700	DENTSPLY SIRONA, Inc.	403,818
30,600	Henry Schein, Inc. *(1)	2,601,918
20,000	IDEXX Laboratories, Inc. *	4,993,200
		13,176,171
		20,913,473
Industrials — 33.8%
Aerospace & Defense — 6.5%
31,033	HEICO Corp. (1)	2,873,966
7,000	Northrop Grumman Corp.	2,221,590
12,500	Teledyne Technologies, Inc. *	3,083,500
3,400	TransDigm Group, Inc. *	1,265,820
		9,444,876
Commercial Services — 7.8%
3,000	Cintas Corp.	593,430
5,700	Equifax, Inc.	744,249
27,030	IHS Markit, Ltd. *	1,458,539
139,800	Rollins, Inc. (1)	8,484,462
		11,280,680
Electrical Equipment — 2.9%
3,700	Acuity Brands, Inc. (1)	581,640
45,000	AMETEK, Inc.	3,560,400
		4,142,040
Environmental Control — 4.1%
26,000	Republic Services, Inc.	1,889,160
51,300	Waste Connections, Inc.	4,092,201
		5,981,361
Hand & Machine Tools — 0.9%
5,400	Lincoln Electric Holdings, Inc.	504,576
4,000	Snap-on, Inc.	734,400
		1,238,976
Housewares — 1.6%
38,000	Toro Co. (The)	2,278,860
Machinery Diversified — 5.9%
19,200	IDEX Corp.	2,892,672
9,000	Middleby Corp. (The) *(1)	1,164,150
15,400	Roper Technologies, Inc.	4,561,634
		8,618,456
Miscellaneous Manufacturers — 0.2%
6,200	AO Smith Corp.	330,894

■	Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2018 (Unaudited)

Shares		Value
Transportation — 3.9%
28,000	Canadian National Railway Co.	$2,514,400
8,000	J.B. Hunt Transport Services, Inc.	951,520
13,800	Union Pacific Corp.	2,247,054
		5,712,974
		49,029,117
Information Technology — 22.0%
Commercial Services — 1.7%
5,700	Automatic Data Processing, Inc.	858,762
7,800	WEX, Inc. *	1,565,928
		2,424,690
Computers — 2.5%
21,400	Accenture PLC Class A	3,642,280
Diversified Financial Services — 3.1%
20,500	MasterCard, Inc. Class A	4,563,505
Electronics — 1.9%
28,600	Amphenol Corp. Class A	2,688,972
Software — 12.8%
15,800	ANSYS, Inc. *	2,949,544
5,500	Blackbaud, Inc.	558,140
3,500	Broadridge Financial Solutions, Inc.	461,825
25,000	Cadence Design Systems, Inc. *	1,133,000
51,200	Fiserv, Inc. *	4,217,856
49,600	Open Text Corp.	1,886,784
28,400	Salesforce.com, Inc. *	4,516,452
1,600	Tyler Technologies, Inc. *	392,096
7,800	Ultimate Software Group, Inc. (The) *	2,513,082
		18,628,779
		31,948,226
Materials — 6.5%
Chemicals — 1.7%
20,100	FMC Corp. (1)	1,752,318
1,700	NewMarket Corp.	689,367
		2,441,685
Commercial Services — 1.8%
17,000	Ecolab, Inc.	2,665,260
Housewares — 0.8%
14,000	Scotts Miracle-Gro Co. (The) (1)	1,102,220
Packaging & Containers — 2.2%
42,400	Ball Corp. (1)	1,865,176
17,300	Crown Holdings, Inc. *(1)	830,400
4,500	Packaging Corp. of America	493,605
		3,189,181
		9,398,346
REITS — 1.1%
10,500	American Tower Corp. REIT	1,525,650
	Total Common Stocks (Cost $46,502,499)	139,828,374

Short-Term Investments — 6.3%
Money Market Funds — 6.3%
4,357,243	State Street Institutional U.S. Government Money Market Fund, Premier Class	4,357,243
4,776,616	State Street Navigator Securities Lending Government Money Market Portfolio (2)	4,776,616
	Total Short-Term Investments (Cost $9,133,859)	9,133,859
	Total Investments — 102.8% (Cost $55,636,358)	$148,962,233
Excess Of Liabilities Over Cash And Other Assets —(2.8)%		(3,989,803)
Net Assets (3) —100.0%		$144,972,430

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2018, the market value of the securities on loan was $23,180,098.
(2)	Securities with an aggregate market value of $23,180,098 were out on loan in exchange for $4,776,616 of cash collateral as of September 30, 2018. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $55,636,358, aggregate gross unrealized appreciation was $93,674,796, aggregate gross unrealized depreciation was $348,921 and the net unrealized appreciation was $93,325,875.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$139,828,374	$—	$—	$139,828,374
Short-Term Investments	9,133,859	—	—	9,133,859
Total Investments in Securities	$148,962,233	$—	$—	$148,962,233

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2018, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	11/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	11/19/2018